ACQUISITION OF MARITIME RESOURCES CORP.	12 Months Ended
Dec. 31, 2025
ACQUISITION OF MARITIME RESOURCES CORP.
ACQUISITION OF MARITIME RESOURCES CORP.

5.ACQUISITION OF MARITIME RESOURCES CORP.

On November 13, 2025 (the “Closing Date”), the Company acquired all of the issued and outstanding common shares of Maritime (the “Maritime Shares”) that it did not already own in exchange for the issuance of New Found Gold common shares to former Maritime shareholders, pursuant to a plan of arrangement under the Business Corporations Act (British Columbia) (the “Transaction”). As part of the Transaction, the Company acquired Maritime’s Hammerdown Gold Project (“Hammerdown”), a gold development project targeted to ramp up to full production in 2026, as well as available infrastructure, including the Pine Cove Mill (“Pine Cove”) and the Nugget Pond Hydrometallurgical Gold Plant (“Nugget Pond”), all located in central Newfoundland, Canada.

Under the terms of the Transaction, each Maritime shareholder received 0.75 of a common share (the “Exchange Ratio”) of New Found Gold (each whole share, a “New Found Gold Share”) as consideration for each Maritime share, which resulted in the issuance of 94,254,209 New Found Gold common shares. Additionally, at the Closing Date, the Company held 102,923 common shares of Maritime, which were revalued to their fair value of $225,402 and included as part of the purchase consideration. Each outstanding Maritime Share purchase warrant became exercisable for New Found Gold Shares issuable on exercise and adjusted in accordance with the Exchange Ratio.

In addition, each option to purchase Maritime Shares (each, a “Maritime Option”) was cancelled and exchanged for a replacement option to acquire from New Found Gold such number of New Found Gold Shares equal to the product of: (a) that number of Maritime Shares that were issuable upon exercise of such Maritime Option immediately prior to the Closing Date, and (b) the Exchange Ratio, at an exercise price per New Found Gold Share equal to the quotient determined by dividing the exercise price per Maritime Share at which such Maritime Option was exercisable immediately prior to the Closing Date, by the Exchange Ratio. Each outstanding Maritime Share purchase warrant became exercisable for New Found Gold Shares issuable on exercise and adjusted in accordance with the Exchange Ratio.

The Company issued 2,475,960 replacement options and 15,485,137 replacement warrants valued at $4,072,396 and $31,524,814, respectively.

5.ACQUISITION OF MARITIME RESOURCES CORP. (continued)

The Transaction resulted in the Company obtaining control of Maritime, and the Transaction has been accounted for as a business combination using the acquisition method in accordance with IFRS 3. The Company has consolidated the operating results, cash flows and net assets of Maritime from November 13, 2025. For the period from November 13, 2025 to December 31, 2025, Maritime contributed revenue of $5,806,973 and incurred a loss before income and mining taxes of $64,475. If the acquisition of Maritime had taken place on January 1, 2025, the unaudited pro forma total consolidated revenue and loss before income and mining taxes for the Company would have been approximately $13,594,649 and $(54,716,452), respectively, for the year ended December 31, 2025.

Acquisition-related costs of $4,787,735 have been expensed and are presented separately in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2025.

As of December 31, 2025, given the recent closing of the Transaction, the Company had not yet completed the analysis to assign fair values to all assets acquired and liabilities assumed, and therefore the purchase price allocation for the Transaction is preliminary. The preliminary price allocation will be subject to further refinement and may result in material changes to the estimated fair value of assets acquired and liabilities assumed. In particular, the Company will continue to evaluate new information about the facts and circumstances that existed as of the Closing Date pertaining to the fair value of mineral property, exploration and evaluation assets, property, plant and equipment and deferred taxes. The purchase price allocation adjustments can be made throughout the Company’s measurement period, ending no later than November 13, 2026.

The aggregate purchase consideration for the acquired assets, and its preliminary allocation to the acquired assets net of the assumed liabilities is as follows:

Purchase price:
Fair value of common shares issued (1)	$275,222,302
Fair value of replacement share-based compensation issued (2)	4,072,396
Fair value of replacement share purchase warrants issued (3)	31,524,814
Fair value of Maritime shares held by the Company (4)	225,402
$311,044,914
Net assets acquired:
Cash	$9,028,587
Receivables	1,644,055
Inventories	10,075,453
Prepaids and deposits	2,943,423
Property and equipment (Note 10) (5)	70,508,742
Mining interests (Note 10)	167,737,597
Exploration and evaluation assets (Note 11)	29,929,410
Goodwill	121,074,297
Accounts payable and accrued liabilities	(9,421,347)
Loans payable	(620,238)
Lease liabilities	(486,195)
Reclamation and closure cost provisions	(7,327,000)
Deferred income tax liabilities	(84,041,870)
Total assets acquired, net of liabilities	$311,044,914
(1)	The fair value of the Company’s common shares was determined using the Company’s share price of $2.92 on the Closing Date.

5.ACQUISITION OF MARITIME RESOURCES CORP. (continued)

(2)	The fair value of the replacement options were determined using the Black-Scholes pricing model using the following assumptions: Share price: $2.92; Exercise price: ranges from $0.50 to $1.80; Expected life: ranges from 0.19 to 4.02 years; Volatility: ranges from 61.42% to 79.11%; Risk-free rate: ranges from 2.21% to 2.70%; Dividend yield: 0%.
(3)	The fair value of the replacement share purchase warrants issued were determined using the Black-Scholes pricing model using the following assumptions: Share price: $2.92; Exercise price: ranges from $0.50 to $1.20; Expected life: ranges from 0.75 to 1.83 years; Volatility: ranges from 66.05% to 78.57%; Risk-free rate: ranges from 2.27% to 2.46%; Dividend yield: 0%.
(4)	The fair value of the Maritime common shares held by the Company immediately prior to the closing date were determined using the Company’s share price of $2.92 on the Closing Date.
(5)	Included in property and equipment is $449,532 of ROU assets.

Goodwill represents the expected value of operational synergies between the Queensway Project and the Hammerdown Mine/Pine Cove Mill assets, and additional exploration potential arising from the Transaction. None of the goodwill is expected to be deductible for income and mining tax purposes.

Fair value estimates for the identifiable assets acquired and liabilities assumed in the Maritime acquisition were determined using valuation techniques appropriate to each asset and liability category. The fair value of the Hammerdown, Orion and Stog’er Tight mining interests was derived using an income approach, whereby the overall enterprise value of these mining interests was determined under a discounted cash flow (“DCF”) model based on current mine plans, operating and capital cost forecasts, mineral resource estimates, gold price assumptions and risk-adjusted discount rates. Property and equipment was valued primarily using a cost approach, whereby replacement cost was estimated using a factored capital cost estimate for the Pine Cove Mill processing assets and published equipment cost guides for the Nugget Pond equipment, with applicable allowances for obsolescence. A market approach was applied to light-duty vehicles, generators and pumps based on comparable sales data. Inventory was valued by reference to the expected selling price, less remaining processing costs, contributory asset charges for the use of property and equipment and an allowance for execution profit; supplies and materials were carried at historical cost as an approximation of fair value. Exploration and evaluation assets were carried at historical cost, except for the Orion underground deposit which was valued based on an adjusted implied value per ounce with reference to values from comparable transactions. Reclamation and closure cost provisions were measured using expected future cash flows discounted at a credit-adjusted risk-free rate. The valuation models are sensitive to changes in key assumptions including gold price forecasts, discount rates, replacement cost estimates, and the timing and cost of rehabilitation and closure obligations.

Share-for-debt settlement

On November 13, 2025, the Company entered into a debt settlement agreement (“Settlement Agreement”) with SCP Resource Finance LP (“SCP”) to settle an aggregate amount of $3,276,712 in outstanding debt related to fees incurred by Maritime pursuant to the terms of a letter of agreement with SCP dated March 20, 2024, as amended on August 8, 2025, whereby SCP was appointed as financial advisor in connection with strategic matters related to any financing or a transaction resulting in the sale of Maritime. The liability was included in accounts payable and accrued liabilities as at the Closing Date.

Pursuant to the terms of the Settlement Agreement, the Company issued 1,085,003 common shares on November 26, 2025 with a fair value of $4,632,963, resulting in a loss of $1,356,251 reported under transaction costs in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2025.

5.ACQUISITION OF MARITIME RESOURCES CORP. (continued)

Royalty arrangement

In connection with the acquisition of Maritime, the Company assumed an existing royalty arrangement relating to the Green Bay block (“Green Bay”) within the Hammerdown Property, which encompasses the Hammerdown and Orion deposits. Total royalties payable from the Royalty Units (“Royalty Payment”) are capped at $3,160,500, an amount equal to the total equity units and royalty units purchased. Royalty payments will be made annually beginning on the first anniversary of the date of commencement of commercial production (“Commercial Production”) for the Project. Commercial Production is defined as operation at an average rate of not less than 70% of the initial rated capacity of the mining facilities, or the shipping of products for the purpose of earning a profit, and explicitly excludes test milling, pilot plant operations and initial tune-up periods. Royalty Payments will be funded solely from 10% of annual net cash flow from the Project, with net cash flow representing net production revenues realized from the Project after deduction of all Project operating and debt servicing costs. At the option of the Company, Royalty Payments may be made in cash, physical gold, or a combination thereof.